UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Utilities Index Fund Schedule of Investments May 31, 2005
	Shares	Market Value ($000)

COMMON STOCKS (100.0%)

Energy Miscellaneous (1.8%)
* Reliant Energy, Inc.	36,391	$448
* NRG Energy	9,754	349
* Calpine Corp.	64,877	193
Ormat Technologies Inc.	568	10

		1,000

Utilities—Electrical (84.4%)
Exelon Corp.	81,000	3,795
Duke Energy Corp.	114,671	3,151
Southern Co.	90,247	3,064
Dominion Resources, Inc.	41,743	2,935
TXU Corp.	28,375	2,278
Entergy Corp.	27,330	1,963
PG&E Corp.	52,197	1,867
FirstEnergy Corp.	40,325	1,786
FPL Group, Inc.	43,111	1,752
American Electric Power Co., Inc.	48,373	1,726
Public Service Enterprise Group, Inc.	29,063	1,613
Consolidated Edison Inc.	29,589	1,347
PPL Corp.	23,113	1,329
Edison International	35,850	1,318
Ameren Corp.	23,804	1,299
Progress Energy, Inc.	28,694	1,269
Constellation Energy Group, Inc.	21,500	1,149
* AES Corp.	75,357	1,122
DTE Energy Co.	21,269	1,011
Xcel Energy, Inc.	48,946	902
Cinergy Corp.	21,760	897
NiSource, Inc.	32,227	777
SCANA Corp.	13,051	550
Pinnacle West Capital Corp.	11,926	526
Wisconsin Energy Corp.	14,315	520
Pepco Holdings, Inc.	22,987	518
Energy East Corp.	17,972	503
TECO Energy, Inc.	25,164	445
CenterPoint Energy Inc.	33,565	412
* Allegheny Energy, Inc.	16,724	404
DPL Inc.	15,414	390
Alliant Energy Corp.	13,796	381
NSTAR	6,484	380
* CMS Energy Corp.	26,276	348
Northeast Utilities	15,642	310
OGE Energy Corp.	10,881	302
Great Plains Energy, Inc.	9,088	286
Puget Energy, Inc.	12,190	277
Hawaiian Electric Industries Inc.	9,854	254
Westar Energy, Inc.	10,502	242
WPS Resources Corp.	4,344	240
PNM Resources Inc.	7,812	228
Duquesne Light Holdings, Inc.	9,319	177
* Sierra Pacific Resources	14,224	170
ALLETE, Inc.	3,225	155
IDACORP, Inc.	5,055	143
Black Hills Corp.	3,741	137
Cleco Corp.	6,017	126
UniSource Energy Corp.	4,156	120
* El Paso Electric Co.	5,780	116
Avista Corp.	5,581	98
MGE Energy, Inc.	2,484	89
UIL Holdings Corp.	1,680	87
CH Energy Group, Inc.	1,921	87
Otter Tail Corp.	3,343	85
Empire District Electric Co.	3,070	71
Central Vermont Public Service Corp.	1,443	30
NorthWestern Corp.	904	26

		47,583

Utilities—Gas Distribution (10.5%)
Sempra Energy	25,681	1,019
KeySpan Corp.	19,635	780
Questar Corp.	10,306	650
ONEOK, Inc.	11,348	350
UGI Corp. Holding Co.	12,488	331
AGL Resources Inc.	8,689	306
National Fuel Gas Co.	9,663	271
* Southern Union Co.	10,965	268
Atmos Energy Corp.	9,357	265
Energen Corp.	4,011	261
Piedmont Natural Gas, Inc.	9,374	229
NICOR Inc.	5,395	213
Peoples Energy Corp.	4,588	196
WGL Holdings Inc.	5,901	192
New Jersey Resources Corp.	3,383	153
Northwest Natural Gas Co.	3,325	120
Southwest Gas Corp.	4,373	109
South Jersey Industries, Inc.	1,673	95
The Laclede Group, Inc.	2,421	72
Cascade Natural Gas Corp.	1,011	19

		5,899

Utilities—Gas Pipelines (1.1%)
Equitable Resources, Inc.	7,487	476
* Dynegy, Inc.	34,323	160

		636

Utilities—Miscellaneous (1.3%)
MDU Resources Group, Inc.	12,952	373
Vectren Corp.	9,290	254
* Aquila, Inc.	29,310	110

		737

Utilities—Water (0.9%)
Aqua America, Inc.	11,583	316
California Water Service Group	2,126	77
American States Water Co.	2,044	57
SJW Corp.	758	32
Connecticut Water Services, Inc.	788	20

		502

TOTAL COMMON STOCKS
(Cost $50,258)		56,357

TEMPORARY CASH INVESTMENT (0.3%)

Vanguard Market Liquidity Fund, 3.018%**
(Cost $167)	166,981	167

TOTAL INVESTMENTS (100.3%)
(Cost $50,425)		56,524

OTHER ASSETS AND LIABILITIES—NET (-0.3%)		(153)

NET ASSETS (100%)		$56,371

*Non-income-producing security. **Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $50,425,000. Net unrealized appreciation of investment securities for tax purposes was $6,099,000, consisting of unrealized gains of $6,296,000 on securities that had risen in value since their purchase and $197,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.